John Hancock
Emerging Markets Debt Fund
Quarterly portfolio holdings 5/31/2022

Fund’s investments
As of 5-31-22 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 37.9%					$381,564,038
(Cost $475,474,959)
Angola 0.3%					2,624,940
Republic of Angola
Bond (A)(B)	9.125	11-26-49		3,000,000	2,624,940
Argentina 2.6%					26,192,017
Provincia de Buenos Aires
Bond (3.900% to 9-1-22, then 5.250% to 9-1-23, then 6.375% to 9-1-24, then 6.625% thereafter) (A)	3.900	09-01-37		10,689,333	4,061,947
Provincia de Rio Negro
Bond (4.875% to 9-10-22, then 6.625% to 9-10-23, then 6.875% thereafter) (A)	4.875	03-10-28		2,462,111	1,523,431
Republic of Argentina
Bond (0.500% to 7-9-23, then 0.750% to 7-9-27, then 1.750% thereafter)	0.500	07-09-30		9,390,259	2,741,956
Bond (1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.375% to 7-9-28, then 5.000% thereafter)	1.125	07-09-46		4,300,000	1,211,138
Bond (1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter)	1.125	07-09-35		27,207,840	7,385,840
Bond (2.000% to 7-9-22, then 3.875% to 7-9-23, then 4.250% to 7-9-24, then 5.000% thereafter) (B)	2.000	01-09-38		26,540,579	9,267,705
Armenia 0.3%					2,918,240
Republic of Armenia
Bond (A)	3.600	02-02-31		4,000,000	2,918,240
Bahrain 1.8%					17,984,311
Kingdom of Bahrain
Bond (A)	5.250	01-25-33		6,000,000	5,325,000
Bond (A)	7.000	10-12-28		3,450,000	3,600,262
Bond (A)	7.375	05-14-30		8,700,000	9,059,049
Brazil 2.1%					21,616,479
Federative Republic of Brazil
Bond	5.625	01-07-41		4,300,000	3,822,964
Note	10.000	01-01-27	BRL	88,000,000	17,793,515
Colombia 1.4%					14,022,719
Republic of Colombia
Bond	3.125	04-15-31		7,770,000	6,305,030
Bond	5.000	06-15-45		6,900,000	5,349,425
Bond	5.200	05-15-49		3,000,000	2,368,264
Costa Rica 0.1%					1,004,999
Republic of Costa Rica
Bond (B)	4.250	01-26-23		1,000,000	1,004,999
Dominican Republic 1.9%					19,614,852
Government of Dominican Republic
Bond (A)	5.300	01-21-41		5,000,000	3,934,686
Bond (A)	5.875	01-30-60		5,350,000	4,160,036
Bond	5.875	01-30-60		1,500,000	1,166,316
Bond (A)	5.950	01-25-27		1,500,000	1,497,031
Bond (B)	5.950	01-25-27		900,000	898,219
Bond	6.850	01-27-45		5,800,000	5,199,121
Bond (A)	6.875	01-29-26		2,650,000	2,759,443
Egypt 2.6%					25,943,455
Arab Republic of Egypt
2	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Egypt (continued)
Bond (A)	3.875	02-16-26		5,000,000	$4,135,300
Bond (A)(B)	5.875	06-11-25		3,000,000	2,778,878
Bond (A)	7.500	01-31-27		3,700,000	3,379,575
Bond (A)	7.903	02-21-48		9,200,000	6,485,742
Bond	7.903	02-21-48		2,000,000	1,409,944
Bond	8.500	01-31-47		4,600,000	3,346,776
Bond (A)	8.875	05-29-50		6,000,000	4,407,240
El Salvador 0.2%					2,093,958
Republic of El Salvador
Bond (B)	9.500	07-15-52		5,000,000	2,093,958
Georgia 0.1%					863,422
Republic of Georgia
Bond (A)	2.750	04-22-26		1,000,000	863,422
Ghana 0.7%					7,424,932
Republic of Ghana
Bond	7.625	05-16-29		3,275,000	1,752,584
Bond (A)	7.875	02-11-35		1,200,000	609,710
Bond	8.125	01-18-26		3,150,000	2,362,500
Bond	8.950	03-26-51		5,300,000	2,700,138
Honduras 0.1%					861,267
Republic of Honduras
Bond (A)	6.250	01-19-27		1,050,000	861,267
Indonesia 0.9%					9,287,563
Republic of Indonesia
Bond (A)	4.750	01-08-26		6,350,000	6,503,198
Bond	6.625	02-17-37		2,421,000	2,784,365
Iraq 0.8%					8,370,752
Republic of Iraq
Bond	5.800	01-15-28		7,558,500	7,175,884
Bond (A)	6.752	03-09-23		1,200,000	1,194,868
Ivory Coast 0.7%					7,415,979
Republic of Ivory Coast
Bond (A)	4.875	01-30-32	EUR	8,350,000	7,415,979
Kenya 0.5%					5,000,551
Republic of Kenya
Bond (A)(B)	8.000	05-22-32		3,000,000	2,591,700
Bond (A)	8.250	02-28-48		3,100,000	2,408,851
Mexico 0.9%					9,537,221
Government of Mexico
Bond	4.600	01-23-46		11,000,000	9,537,221
Morocco 0.5%					4,509,050
Kingdom of Morocco
Bond (A)	4.000	12-15-50		6,500,000	4,509,050
Namibia 0.3%					3,165,086
Republic of Namibia
Bond (A)	5.250	10-29-25		3,400,000	3,165,086
Nigeria 1.8%					18,071,782
Federal Republic of Nigeria
Bond	7.625	11-28-47		2,550,000	1,838,459
Bond (A)	7.696	02-23-38		2,600,000	1,951,378
Bond (A)	7.875	02-16-32		2,000,000	1,630,935
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	3

	Rate (%)	Maturity date		Par value^	Value
Nigeria (continued)
Bond	7.875	02-16-32		4,500,000	$3,669,604
Bond (A)	8.375	03-24-29		5,500,000	4,900,500
Bond	9.248	01-21-49		5,000,000	4,080,906
Oman 2.3%					22,770,199
Sultanate of Oman
Bond	5.625	01-17-28		6,000,000	6,042,927
Bond	6.750	01-17-48		11,500,000	10,756,897
Bond (A)	7.000	01-25-51		6,250,000	5,970,375
Pakistan 0.3%					2,975,728
Republic of Pakistan
Bond (A)	6.875	12-05-27		4,000,000	2,975,728
Panama 0.5%					4,661,697
Republic of Panama
Bond	6.700	01-26-36		3,050,000	3,453,912
Bond	8.875	09-30-27		1,000,000	1,207,785
Peru 0.2%					2,429,089
Republic of Peru
Bond (B)	3.550	03-10-51		3,000,000	2,429,089
Philippines 0.8%					7,991,638
Republic of the Philippines
Bond	3.950	01-20-40		8,600,000	7,991,638
Qatar 2.0%					19,870,657
State of Qatar
Bond	4.500	04-23-28		4,100,000	4,355,191
Bond (A)	4.817	03-14-49		10,000,000	10,761,600
Bond (A)	5.103	04-23-48		4,250,000	4,753,866
Saudi Arabia 2.7%					26,862,637
Kingdom of Saudi Arabia
Bond (A)	2.250	02-02-33		7,760,000	6,790,574
Bond (A)	5.250	01-16-50		18,650,000	20,072,063
Senegal 0.3%					2,716,831
Republic of Senegal
Bond (A)	6.250	05-23-33		1,600,000	1,402,235
Bond	6.250	05-23-33		1,500,000	1,314,596
Serbia 0.1%					999,830
Republic of Serbia
Bond (A)	2.125	12-01-30		1,300,000	999,830
South Africa 2.3%					23,273,707
Republic of South Africa
Bond (B)	4.300	10-12-28		3,300,000	3,049,661
Bond	7.300	04-20-52		5,800,000	5,458,148
Bond	8.000	01-31-30	ZAR	256,173,733	14,765,898
Sri Lanka 0.3%					2,888,002
Republic of Sri Lanka
Bond (C)	6.750	04-18-28		7,500,000	2,888,002
Turkey 4.0%					40,134,061
Istanbul Metropolitan Municipality
Bond (A)(B)	6.375	12-09-25		8,150,000	6,926,385
Republic of Turkey
Bond	4.250	04-14-26		9,000,000	7,697,160
Bond	5.875	06-26-31		10,000,000	7,980,800
4	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Turkey (continued)
Bond	5.950	01-15-31	5,000,000	$4,037,500
Bond	6.000	01-14-41	18,650,000	13,492,216
Ukraine 0.9%				9,493,298
Republic of Ukraine
Bond (A)	7.253	03-15-33	22,800,000	8,192,040
GDP-Linked Bond	1.258	05-31-40	3,500,000	1,301,258
Uzbekistan 0.6%				5,973,089
Republic of Uzbekistan
Bond (A)	3.700	11-25-30	2,700,000	2,195,489

Bond (A)	5.375	02-20-29	4,000,000	3,777,600
Corporate bonds 52.9%				$533,280,636
(Cost $611,442,595)
Argentina 0.3%				2,715,102
Telecom Argentina SA (A)(B)	8.000	07-18-26	2,830,000	2,715,102
Austria 1.0%				9,681,938
Klabin Austria GmbH (A)	4.875	09-19-27	5,800,000	5,759,458
Klabin Austria GmbH (A)	7.000	04-03-49	4,000,000	3,922,480
Bermuda 0.4%				3,780,040
Investment Energy Resources, Ltd. (A)	6.250	04-26-29	4,000,000	3,780,040
Brazil 4.7%				47,802,146
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30	6,900,000	5,951,699
Globo Comunicacao e Participacoes SA (A)	5.500	01-14-32	3,000,000	2,565,473
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31	6,000,000	5,347,500
Odebrecht Holdco Finance, Ltd. (D)	15.482	09-10-58	1,396,835	6,984
Odebrecht Holdco Finance, Ltd. (A)(D)	15.482	09-10-58	1,671,394	8,357
Odebrecht Offshore Drilling Finance, Ltd. (A)	6.720	12-01-22	78,698	77,519
Odebrecht Offshore Drilling Finance, Ltd. (1.000% Cash and 6.720% PIK) (A)	7.720	12-01-26	2,093,077	523,269
Odebrecht Oil & Gas Finance, Ltd., Zero Coupon (A)(E)	0.000	06-27-22	253,378	760
Petrobras Global Finance BV (B)	5.093	01-15-30	7,122,000	6,915,462
Petrobras Global Finance BV (B)	5.600	01-03-31	7,600,000	7,507,660
Petrobras Global Finance BV	6.850	06-05-15	10,376,000	9,135,601
Vale Overseas, Ltd.	3.750	07-08-30	3,000,000	2,793,000
Vale Overseas, Ltd.	6.875	11-21-36	6,210,000	6,968,862
Cayman Islands 0.5%				5,150,081
Latam Finance, Ltd. (A)(C)	7.000	03-01-26	5,350,000	5,055,804
OEC Finance, Ltd. (5.250% Cash or 7.875% PIK)	5.250	12-27-33	1,228,660	43,003
OEC Finance, Ltd. (7.500% Cash or 11.250% PIK) (A)(E)	7.500	06-27-22	1,553,743	51,274
Chile 1.1%				10,692,590
Colbun SA (B)	3.950	10-11-27	4,000,000	3,800,040
Enel Americas SA (B)	4.000	10-25-26	4,000,000	3,968,000
Sociedad Quimica y Minera de Chile SA (A)	4.250	05-07-29	3,000,000	2,924,550
Colombia 1.5%				14,894,930
Ecopetrol SA	5.875	05-28-45	9,700,000	7,905,500
Empresas Publicas de Medellin ESP (A)	4.250	07-18-29	2,300,000	1,910,173
Grupo Energia Bogota SA ESP (A)(B)	4.875	05-15-30	2,200,000	2,086,722
Promigas SA ESP (A)	3.750	10-16-29	3,500,000	2,992,535
Costa Rica 0.9%				8,875,493
Instituto Costarricense de Electricidad	6.375	05-15-43	10,980,000	8,875,493
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	5

	Rate (%)	Maturity date	Par value^	Value
Dominican Republic 1.1%				$11,154,052
Aeropuertos Dominicanos Siglo XXI SA (A)	6.750	03-30-29	4,150,000	4,025,158
Aeropuertos Dominicanos Siglo XXI SA (B)	6.750	03-30-29	7,350,000	7,128,894
Guatemala 0.5%				5,007,520
CT Trust (A)	5.125	02-03-32	5,600,000	5,007,520
Hong Kong 0.4%				4,367,480
Sinochem Overseas Capital Company, Ltd.	6.300	11-12-40	4,000,000	4,367,480
India 2.9%				29,571,992
Adani Ports & Special Economic Zone, Ltd. (A)	3.100	02-02-31	4,500,000	3,598,650
Adani Ports & Special Economic Zone, Ltd. (A)	4.200	08-04-27	4,100,000	3,876,904
Adani Ports & Special Economic Zone, Ltd. (A)	4.375	07-03-29	3,500,000	3,164,070
Shriram Transport Finance Company, Ltd. (A)	4.400	03-13-24	5,700,000	5,409,300
Shriram Transport Finance Company, Ltd. (A)	5.100	07-16-23	4,000,000	3,912,000
Vedanta Resources, Ltd. (A)	6.375	07-30-22	2,990,000	2,978,788
Vedanta Resources, Ltd. (B)	7.125	05-31-23	3,020,000	2,813,130
Vedanta Resources, Ltd. (A)(B)	7.125	05-31-23	4,100,000	3,819,150
Indonesia 4.6%				45,922,153
Cikarang Listrindo Tbk PT (A)	4.950	09-14-26	7,750,000	7,482,625
Pertamina Persero PT (A)	4.700	07-30-49	7,000,000	6,273,571
Pertamina Persero PT	6.000	05-03-42	8,200,000	8,402,113
Pertamina Persero PT (A)	6.000	05-03-42	14,300,000	14,652,465
Pertamina Persero PT (A)	6.450	05-30-44	8,500,000	9,111,379
Luxembourg 4.7%				47,471,128
Atento Luxco 1 SA (A)	8.000	02-10-26	7,000,000	5,530,860
Hidrovias International Finance SARL (A)	4.950	02-08-31	6,000,000	4,893,060
JBS Finance Luxembourg Sarl	3.625	01-15-32	5,000,000	4,235,450
Kenbourne Invest SA (A)	4.700	01-22-28	6,800,000	5,499,296
Kenbourne Invest SA (A)	6.875	11-26-24	4,000,000	3,834,000
Millicom International Cellular SA (A)	4.500	04-27-31	758,000	654,404
Millicom International Cellular SA (A)	5.125	01-15-28	5,220,000	4,940,730
Petrorio Luxembourg Trading Sarl (A)	6.125	06-09-26	8,750,000	8,391,338
Rede D’or Finance Sarl (A)	4.500	01-22-30	4,265,000	3,716,990
Simpar Europe SA (A)	5.200	01-26-31	7,000,000	5,775,000
Mauritius 1.4%				13,703,902
HTA Group, Ltd. (A)	7.000	12-18-25	4,900,000	4,737,516
MTN Mauritius Investments, Ltd. (A)	4.755	11-11-24	5,950,000	5,900,495
MTN Mauritius Investments, Ltd.	6.500	10-13-26	3,000,000	3,065,891
Mexico 11.1%				112,109,479
Alpek SAB de CV (A)	4.250	09-18-29	2,000,000	1,848,870
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (A)(E)	7.500	06-27-29	2,200,000	2,091,320
Braskem Idesa SAPI (A)	6.990	02-20-32	4,790,000	4,229,618
Cemex SAB de CV (A)	3.875	07-11-31	7,750,000	6,568,125
Credito Real SAB de CV (A)(B)	9.500	02-07-26	11,760,000	1,279,018
Credito Real SAB de CV (9.125% to 11-29-22, then 5 Year CMT + 7.026%) (B)(E)	9.125	11-29-22	3,500,000	131,285
Cydsa SAB de CV	6.250	10-04-27	943,000	866,391
Cydsa SAB de CV (A)	6.250	10-04-27	7,600,000	6,982,576
Industrias Penoles SAB de CV (A)	5.650	09-12-49	5,600,000	5,278,056
Infraestructura Energetica Nova SAB de CV (A)	4.750	01-15-51	5,700,000	4,431,807
Infraestructura Energetica Nova SAB de CV (A)	4.875	01-14-48	2,800,000	2,207,128
Metalsa SA de CV (A)	3.750	05-04-31	3,500,000	2,625,035
6	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Mexico (continued)
Mexico City Airport Trust	3.875	04-30-28	6,000,000	$5,374,980
Mexico City Airport Trust (A)	5.500	10-31-46	7,100,000	5,380,096
Mexico City Airport Trust	5.500	07-31-47	4,000,000	3,040,000
Mexico City Airport Trust (A)	5.500	07-31-47	6,900,000	5,244,000
Petroleos Mexicanos	6.500	03-13-27	5,300,000	5,075,704
Petroleos Mexicanos	6.625	06-15-35	10,880,000	8,789,952
Petroleos Mexicanos	7.690	01-23-50	38,000,000	29,541,200
Trust Fibra Uno (A)	6.950	01-30-44	6,600,000	6,038,663
Unifin Financiera SAB de CV (A)(B)	8.375	01-27-28	11,500,000	5,085,655
Mongolia 0.3%				2,742,000
Mongolian Mining Corp. Resources LLC (A)	9.250	04-15-24	4,000,000	2,742,000
Netherlands 3.4%				34,576,760
Braskem Netherlands Finance BV (A)	4.500	01-10-28	11,150,000	10,722,621
Kazakhstan Temir Zholy Finance BV	6.950	07-10-42	4,600,000	4,351,889
Metinvest BV	7.750	10-17-29	6,500,000	4,005,950
Prosus NV (A)	4.027	08-03-50	8,870,000	6,060,491
VEON Holdings BV (A)(B)	4.950	06-16-24	4,350,000	3,458,250
VEON Holdings BV (A)	7.250	04-26-23	1,800,000	1,496,052
VEON Holdings BV	7.250	04-26-23	5,392,000	4,481,507
Panama 0.8%				7,822,606
AES Panama Generation Holdings SRL (A)	4.375	05-31-30	3,500,000	3,202,500
Banco General SA (A)	4.125	08-07-27	4,750,000	4,620,106
Paraguay 0.2%				2,425,575
Telefonica Celular del Paraguay SA (A)	5.875	04-15-27	2,500,000	2,425,575
Peru 3.8%				38,333,638
ABY Transmision Sur SA (A)	6.875	04-30-43	5,933,125	7,001,088
Banco BBVA Peru SA (5.250% to 9-22-24, then 5 Year CMT + 2.750%) (A)(B)	5.250	09-22-29	2,300,000	2,279,898
Cia de Minas Buenaventura SAA (A)	5.500	07-23-26	4,000,000	3,696,065
Consorcio Transmantaro SA (A)(B)	5.200	04-11-38	5,000,000	4,687,500
InRetail Consumer (A)	3.250	03-22-28	6,000,000	5,189,760
Kallpa Generacion SA (A)(B)	4.875	05-24-26	2,890,000	2,822,721
Petroleos del Peru SA (A)	5.625	06-19-47	9,180,000	7,172,426
Volcan Cia Minera SAA (A)	4.375	02-11-26	6,000,000	5,484,180
Singapore 1.8%				18,351,613
LLPL Capital Pte, Ltd. (A)	6.875	02-04-39	6,276,240	6,138,163
Medco Bell Pte, Ltd. (A)	6.375	01-30-27	6,800,000	6,293,400
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26	6,100,000	5,920,050
Thailand 0.9%				8,738,313
GC Treasury Center Company, Ltd. (A)	5.200	03-30-52	3,000,000	2,753,351
PTTEP Canada International Finance, Ltd. (A)(B)	6.350	06-12-42	2,600,000	3,004,898
Thaioil Treasury Center Company, Ltd. (A)	3.750	06-18-50	2,000,000	1,382,600
Thaioil Treasury Center Company, Ltd. (A)	5.375	11-20-48	1,800,000	1,597,464
Togo 0.4%				4,083,351
Banque Ouest Africaine de Developpement (A)	5.000	07-27-27	4,200,000	4,083,351
Turkey 0.5%				5,154,420
TC Ziraat Bankasi AS (A)	5.375	03-02-26	6,000,000	5,154,420
United Kingdom 1.8%				18,322,790
IHS Holding, Ltd. (A)	6.250	11-29-28	5,800,000	5,271,620
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	7

	Rate (%)	Maturity date	Par value^	Value
United Kingdom (continued)
Liquid Telecommunications Financing PLC (A)	5.500	09-04-26	6,000,000	$5,534,820
MARB BondCo PLC (A)	3.950	01-29-31	9,000,000	7,516,350
United States 1.3%				13,230,420
ATP Tower Holdings LLC (A)	4.050	04-27-26	2,000,000	1,720,020
Kosmos Energy, Ltd. (A)	7.750	05-01-27	3,200,000	3,052,000
Sasol Financing USA LLC	5.500	03-18-31	9,700,000	8,458,400
Virgin Islands, British 0.6%				6,599,124
State Grid Overseas Investment 2014, Ltd.	4.850	05-07-44	6,235,000	6,599,124

	Shares	Value
Common stocks 0.1%		$681,448
(Cost $5,909,639)
Canada 0.1%		681,448
Frontera Energy Corp. (F)	62,290	681,448

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 6.0%				$60,726,927
(Cost $60,726,851)
U.S. Government Agency 2.9%				29,045,000
Federal Agricultural Mortgage Corp. Discount Note	0.500	06-01-22	8,979,000	8,979,000
Federal Home Loan Bank Discount Note	0.500	06-01-22	20,066,000	20,066,000

	Yield (%)	Shares	Value
Short-term funds 3.1%			31,681,927
John Hancock Collateral Trust (G)	0.8437(H)	3,168,605	31,681,927

Total investments (Cost $1,153,554,044) 96.9%	$976,253,049
Other assets and liabilities, net 3.1%	31,019,752
Total net assets 100.0%	$1,007,272,801

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
ZAR	South African Rand

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $540,706,220 or 53.7% of the fund’s net assets as of 5-31-22.
(B)	All or a portion of this security is on loan as of 5-31-22. The value of securities on loan amounted to $24,822,303.
(C)	Non-income producing - Issuer is in default.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Non-income producing security.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(H)	The rate shown is the annualized seven-day yield as of 5-31-22.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following sector composition as a percentage of net assets on 5-31-22:
8	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Foreign government obligations	37.9%
Energy	15.7%
Materials	9.7%
Industrials	6.6%
Communication services	6.3%
Utilities	6.1%
Financials	5.2%
Consumer staples	1.6%
Consumer discretionary	0.9%
Information technology	0.5%
Health care	0.4%
Short-term investments and other	9.1%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	9

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Ultra U.S. Treasury Bond Futures	52	Long	Sep 2022	$8,275,412	$8,082,750	$(192,662)
						$(192,662)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
10	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2022, by major security category or type:
	Total value at 5-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Foreign government obligations	$381,564,038	—	$381,564,038	—
Corporate bonds	533,280,636	—	533,280,636	—
Common stocks	681,448	$681,448	—	—
Short-term investments	60,726,927	31,681,927	29,045,000	—
Total investments in securities	$976,253,049	$32,363,375	$943,889,674	—
Derivatives:
Liabilities
Futures	$(192,662)	$(192,662)	—	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,168,605	$43,855,044	$164,378,685	$(176,528,093)	$(14,346)	$(9,363)	$250,385	$6,266	$31,681,927
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For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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